Common Shares (Details Narrative)				1 Months Ended							12 Months Ended
	Jun. 07, 2021 CAD ($) $ / shares shares	May 14, 2021 CAD ($) $ / shares shares	Apr. 08, 2019 USD ($)	Jun. 25, 2021 CAD ($) $ / shares shares	May 28, 2021 CAD ($) $ / shares shares	May 28, 2021 USD ($)	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jan. 18, 2021 CAD ($) $ / shares shares	Mar. 23, 2019 CAD ($) shares	Jan. 31, 2022 CAD ($) $ / shares shares	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2020 CAD ($) shares	Mar. 31, 2022 shares	May 28, 2021 USD ($) shares	Apr. 03, 2021 CAD ($) shares	Apr. 03, 2021 USD ($) $ / shares shares	Feb. 28, 2021 shares	Jan. 14, 2021 CAD ($) shares	Dec. 18, 2020 CAD ($) shares	Dec. 02, 2020 $ / shares shares	Dec. 02, 2020 $ / shares shares	Sep. 04, 2020 CAD ($) shares	May 30, 2019 shares	May 16, 2019 CAD ($) shares	May 15, 2019 shares	Apr. 08, 2019 $ / shares shares	Mar. 31, 2019 CAD ($) shares
Statement [Line Items]
Proceeds from exercise of warrants			$ 1,390,000				$ 2,491,766		$ 189,600
Other transaction costs								$ 30,477			$ 434,237
Number of Compensation Options											471,178
Issued capital amount | $							$ 287,413				$ 138,175					$ 2,794,868							$ 6,094,150
Warrants exercised shares																5,589,735	5,589,735
Warrants exercise price | (per share)							$ 1.40										$ 0.60										$ 2.00
Warrants issuance cost of reclassified from reserves | $																	$ 572,565
Common shares issued							1,779,833		316,000							6,372,298	6,372,298								59,524
Share issuance costs							210,771	210,771
Convertible debenture | $											$ (237,880)	$ (500,000)	$ 0						$ 102,389						$ 250,000
Issuance of conversion shares of common stock																			89,034
Common stock shares issued upon settlement of extension fee																											6,052
Number of warrants outstanding											31,259,127													1,386,800		4,613,200	695,000
Common shares price per shares | $ / shares		$ 0.70
Fair value of shares issued | $											$ 75,384,509	$ 63,670,860
Shelf Prospectus [Member]
Statement [Line Items]
Proceeds from exercise of warrants | $	$ 2,610,000			$ 226,954
Other transaction costs | $	$ 68,086			$ 4,000	$ 254,109
Warrants exercise price | $ / shares	$ 0.50			$ 0.0563	$ 0.50
Common shares issued	6,525,000			500,000	689,655										689,655
Common shares price per shares | $ / shares	$ 0.40			$ 0.40
Fair value of shares issued | $				$ 17,405	$ 268,965
Total Shares issuance costs	$ 556,698			50,920		$ 1,673,703
Fair value compensation options	227,612														$ 644,629
Incurred costs | $											$ 77,184
Agent's fee	261,000			22,696		$ 506,000
Allocated fair value of warrants | $	$ 685,125			$ 52,500	$ 395,313
Warrants purchase share				478,750
Compensation options	652,750			50,000	1,265,000										1,265,000
Description of compensation options	Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024.			an exercise price of $0.40 per unit and expires on May 28, 2024, 47,875 compensation options with fair value of $6,819 (Note 14) entitling the holder to purchase one common share at an exercise price of $0.50 per share and expires on May 28, 2024	Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024	Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024
Third Party [Member]
Statement [Line Items]
Common shares issued											15,000	94,206		155,000														10,000
Fair value of shares issued | $											$ 28,350	$ 98,968	$ 10,000															$ 20,000
Share issued upon service rendered, shares												841,526	103,571
Common shares of vesting of restricted stock units											23,724
Share issued upon service rendered, amount | $											$ 40,331	$ 1,253,045	$ 170,000
Common shares issued for settlement of accounts payable , shares										100,000	412,069	3,000	4,167
Common shares issued for settlement of accounts payable fair value | $											$ 115,500
Loss on settlement of consulting fees and wages | $										$ 60,000
Loss on settlement of salaries and employment expenses | $										$ 34,315
Former Officers [Member]
Statement [Line Items]
Common shares issued												296,667
Fair value of shares issued | $												$ 405,250
Special warrants [Member]
Statement [Line Items]
Exercise price per share | $ / shares									$ 0.60
Special warrants exercised									300,000
Special warrants isued									330,000
Special warrants value | $									$ 150,000
Expiry date of warrant									Dec. 01, 2023
Warrant issued																		330,000
Director [Member]
Statement [Line Items]
Share issued upon service rendered, shares											3,000
Share issued upon service rendered, amount | $											$ 5,550
Private Placement Offering [Member]
Statement [Line Items]
Description of private placement											Each special warrant is exercisable, for no additional consideration, into one unit of the Company, with each unit consisting of one common share and one common share purchase warrant, entitling the holder thereof to acquire one common share at an exercise price of $0.60 and expiry date of December 1, 2023
Special warrants issued, shares											5,889,735
Special warrants issued, value | $											$ 2,944,868
Special warrants issued, price per share | $ / shares											$ 0.50
Purchase Agreement [Member] | Nutraneeds [Member]
Statement [Line Items]
Common shares issued																				13,333,333
Fair value of shares issued | $																				$ 16,666,666
Private Placement [Member]
Statement [Line Items]
Warrants exercise price | $ / shares																						$ 0.50
Common shares issued																					5,889,735	5,889,735
Exercise price | (per share)											$ 2.30										$ 0.60
Description of warrants			Each share purchase warrant entitles the holder to purchase one common share at a price of $3.00 per share and has an expiry term of three (3) years. The exercise price of the warrants was amended on May 7, 2020 to $2.50 (Note 13(b)). Finders’ fees consisted of cash payments of $80,000 and issuance of 50,800 common shares and 10,800 share purchase warrants entitling the holders to purchase one common share at a price of $3.00 per share and with an expiry term of three (3) years								the Company issued 716,725 units, consisting of one common share and one half of one share purchase warrant, at price of $1.90 per unit for gross proceeds of $1,361,778. Each share purchase warrant entitles the holder to purchase one common share at a price of $2.30 per share and has an expiry term of two (2) years
Cash payments | $											$ 103,550
Issuance of share purchase warrants, shares											54,142
Issuance of share purchase warrants, value | $											$ 72,434
Description of private placement											the Company issued 420,000 units, consisting of one common share and one share purchase warrant entitling the holder to purchase one common share at a price of $3.50 per share and with an expiry term of two (2) years, as share issuance costs. Fair values of services were determined using the fair values of the common shares issued, being $4.45 per share, as values of services provided could not be estimated reliably
Non-brokered Private Placement
Statement [Line Items]
Other transaction costs | $		$ 38,637
Common shares issued		1,142,857			15,812,500										15,812,500
Common shares price per shares | $ / shares					$ 0.40
Gross proceeds for common shares | $		$ 972,000			$ 6,325,000
Common shares issuance cost, shares		311,689
Common shares issuance cost of fair value | $		$ 168,312
Employment Agreement [Member]
Statement [Line Items]
Common shares issued												94,206
Fair value of shares issued | $												$ 98,968
First Tranche | May 15, 2019
Statement [Line Items]
Description of private placement											the first tranche of a private placement was closed for an aggregate of 4,613,200 units, consisting of one common share and one share purchase warrant, at price of $2.50 per unit, for gross proceeds of $11,533,000. On May 30, 2019, the last tranche of this private placement was closed for an aggregate of 1,386,800 units, consisting of one common share and one share purchase warrant, at price of $2.50 per unit, for gross proceeds of $3,467,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $3.50 per share and has an expiry term of two (2) years.
Altum Pharmaceuticals Inc. [Member] | Amalgamation Agreement [Member]
Statement [Line Items]
Common shares issued																							18,217,239
Fair value of shares issued | $																							$ 6,094,150